UNITED INVESTORS ADVANTAGE GOLD

VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2020

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Index

Page(s)
Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2020	3

Statement of Operations for the year ended December 31, 2020	4

Statement of Changes in Net Assets for the year ended December 31, 2020	5

Statement of Changes in Net Assets for the year ended December 31, 2019	6

Notes to Financial Statements	7 - 12

Report of Independent Registered Public Accounting Firm

To the Contract Owners of United Investors Advantage Gold Variable Account

and Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Advantage Gold Variable Account of Protective Life Insurance Company (collectively, the Separate Account), as of December 31, 2020, the related statements of operations for the year then ended, the statements of  changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama
April 29, 2021

Appendix A

Subaccounts
Ivy VIP Asset Strategy	Ivy VIP Growth
Ivy VIP Balanced	Ivy VIP High Income
Ivy VIP Core Equity	Ivy VIP Science and Technology
Ivy VIP Corporate Bond	Ivy VIP Small Cap Growth
Ivy VIP Global Growth
Ivy VIP Government Money Market

United Investors Advantage Gold Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities

December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
ASSETS
Investments in subaccounts at fair value	$3,966,507	$3,264,773	$7,505,633	$918,374	$1,698,967	$169,339	$9,302,375	$1,228,786	$9,000,933	$4,960,682
Receivable from Protective Life Insurance Company	1,109	806	440	777	19	7,986	1,207	38	1,356	412
Total assets	3,967,616	3,265,579	7,506,073	919,151	1,698,986	177,325	9,303,582	1,228,824	9,002,289	4,961,094

LIABILITIES
Payable to Protective Life Insurance Company	1,109	806	440	777	19	7,986	1,207	38	1,356	412
Net assets	$3,966,507	$3,264,773	$7,505,633	$918,374	$1,698,967	$169,339	$9,302,375	$1,228,786	$9,000,933	$4,960,682

ANALYSIS OF NET ASSETS
Accumulation period	3,966,507	3,264,773	7,505,633	918,374	1,698,967	169,339	9,302,375	1,228,786	9,000,933	4,960,682
Net assets	$3,966,507	$3,264,773	$7,505,633	$918,374	$1,698,967	$169,339	$9,302,375	$1,228,786	$9,000,933	$4,960,682

Units Outstanding	108,052	116,790	253,407	46,465	98,994	16,893	269,758	43,625	183,599	164,293

Shares Owned in each Portfolio	379,846	374,856	522,549	151,755	395,688	169,339	732,355	361,918	250,917	410,653

Fair Value per Share	10.44	8.71	14.36	6.05	4.29	1.00	12.70	3.40	35.87	12.08

Investment in Portfolio shares, at Cost	$3,433,437	$2,918,087	$6,278,418	$827,266	$1,968,636	$169,339	$7,699,416	$1,237,941	$5,457,766	$4,014,540

The accompanying notes are an integral part of these financial statements

United Investors Advantage Gold Variable Account

of Protective Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$76,029	$41,834	$36,598	$25,806	$6,055	$387	$—	$81,269	$—	$—

EXPENSES

Mortality and expense risk charges	51,769	41,638	94,690	14,109	21,436	3,486	120,078	15,778	108,672	56,318

Net investment income (loss)	24,260	196	(58,092)	11,697	(15,381)	(3,099)	(120,078)	65,491	(108,672)	(56,318)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	44,811	578	84,069	18,903	(156,599)	—	144,757	(11,017)	528,233	(50,738)
Capital gain distributions	63,002	159,440	371,400	—	—	—	1,137,569	—	946,412	—
Net realized gain (loss) on investments	107,813	160,019	455,469	18,903	(156,599)	—	1,282,326	(11,017)	1,474,646	(50,738)

Change in unrealized appreciation (depreciation) on investments	319,968	193,625	900,319	61,286	423,188	—	1,039,383	(1,740)	1,009,052	1,437,763

Net realized and unrealized gain (loss) on investments	427,781	353,644	1,355,788	80,189	266,589	—	2,321,709	(12,757)	2,483,698	1,387,025

Net increase (decrease) in net assets resulting from operations	$452,041	$353,840	$1,297,696	$91,886	$251,208	$(3,099)	$2,201,631	$52,734	$2,375,026	$1,330,707

The accompanying notes are an integral part of these financial statements

United Investors Advantage Gold Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$24,260	$196	$(58,092)	$11,697	$(15,381)	$(3,099)	$(120,078)	$65,491	$(108,672)	$(56,318)

Net realized gain (loss) on investments	107,813	160,019	455,469	18,903	(156,599)	—	1,282,326	(11,017)	1,474,646	(50,738)

Change in unrealized appreciation (depreciation) on investments	319,968	193,625	900,319	61,286	423,188	—	1,039,383	(1,740)	1,009,052	1,437,763

Net increase (decrease) in net assets resulting from operations	452,041	353,840	1,297,696	91,886	251,208	(3,099)	2,201,631	52,734	2,375,026	1,330,707

CONTRACT OWNERS’ TRANSACTIONS

Proceeds from sales	900	—	6,361	999	767	—	4,420	—	2,428	4,367
Net transfer (to) from affiliate and subaccounts	(142,666)	138,644	(181,251)	(37,361)	(161,410)	98,813	(635,578)	85,381	(497,606)	(227,856)
Payments for redemptions	(398,046)	(511,264)	(797,328)	(194,794)	(120,415)	(21,425)	(911,232)	(130,207)	(751,590)	(415,241)
Contract maintenance fees	(330)	(218)	(568)	(78)	(246)	(101)	(992)	(76)	(964)	(513)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(540,142)	(372,838)	(972,786)	(231,234)	(281,304)	77,287	(1,543,382)	(44,902)	(1,247,732)	(639,243)

Total increase (decrease) in net assets	(88,101)	(18,998)	324,910	(139,348)	(30,096)	74,188	658,249	7,832	1,127,294	691,464

NET ASSETS

Beginning of period	4,054,608	3,283,771	7,180,723	1,057,722	1,729,063	95,151	8,644,126	1,220,954	7,873,639	4,269,218

End of period	$3,966,507	$3,264,773	$7,505,633	$918,374	$1,698,967	$169,339	$9,302,375	$1,228,786	$9,000,933	$4,960,682

The accompanying notes are an integral part of these financial statements

United Investors Advantage Gold Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2019

	Ivy VIP
	Asset Strategy	Balanced	Core Equity	Corporate Bond	Global Growth	Government Money Market	Growth	High Income	Science and Technology	Small Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$25,432	$18,649	$(51,402)	$16,042	$113,865	$1,067	$(70,422)	$70,758	$(83,641)	$(60,333)

Net realized gain (loss) on investments	184,676	257,596	657,757	1,573	942,159	19	2,077,081	(5,728)	973,143	248,579

Change in unrealized appreciation (depreciation) on investments	562,153	339,444	1,148,168	98,435	(685,077)	—	420,806	56,212	1,834,395	654,440

Net increase (decrease) in net assets resulting from operations	772,261	615,689	1,754,523	116,050	370,947	1,086	2,427,465	121,242	2,723,897	842,686

CONTRACT OWNERS' TRANSACTIONS

Proceeds from sales	6,477	4,743	70,643	1,032	19,001	—	78,575	10,773	40,915	42,531
Net transfer (to) from affiliate and subaccounts	(126,676)	8,156	(94,227)	4,959	26,098	(8,316)	(56,521)	16,935	(51,229)	23,135
Payments for redemptions	(867,238)	(592,396)	(945,132)	(184,157)	(348,415)	(158,036)	(1,218,694)	(225,284)	(848,489)	(646,353)
Contract maintenance fees	(462)	(285)	(719)	(132)	(297)	(102)	(1,182)	(95)	(1,152)	(659)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(987,899)	(579,782)	(969,435)	(178,298)	(303,613)	(166,454)	(1,197,822)	(197,671)	(859,955)	(581,346)

Total increase (decrease) in net assets	(215,638)	35,907	785,088	(62,248)	67,334	(165,368)	1,229,643	(76,429)	1,863,942	261,340

NET ASSETS

Beginning of period	4,270,246	3,247,864	6,395,635	1,119,970	1,661,729	260,519	7,414,483	1,297,383	6,009,697	4,007,878

End of period	$4,054,608	$3,283,771	$7,180,723	$1,057,722	$1,729,063	$95,151	$8,644,126	$1,220,954	$7,873,639	$4,269,218

The accompanying notes are an integral part of these financial statements

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

The United Investors Advantage Gold Variable Account (the “Separate Account”) was established on September 15, 1999, as a segregated account of United Investors Life Insurance Company (“UILIC”) in connection with the issuance of annuity contracts (the “contracts”) by the Advantage Gold Variable Account. Prior to December 31, 2010, UILIC was a wholly owned subsidiary of Torchmark Corporation. On December 31, 2010, Protective Life Insurance Company (“PLICO”), a wholly owned subsidiary of Protective Life Corporation (“PL”), purchased all of the outstanding stock of UILIC.  Effective July 1, 2012, UILIC merged with and into its direct parent, PLICO.  As a result of this merger, PLICO remained as the surviving legal entity.  Variable annuity contracts of UILIC are contracts of PLICO. PLICO services and maintains those contracts in accordance with their terms.  The merger encompassed both the general and separate account balances. PL and its subsidiaries are wholly owned subsidiaries of Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.).

New contracts are no longer being sold but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

The Separate Account is divided into ten subaccounts. Each subaccount invests exclusively in shares of a single mutual fund.  During the years ended December 31, 2020 and 2019 assets were invested in all ten of the subaccounts.

Ivy VIP Asset Strategy	Ivy VIP Government Money Market
Ivy VIP Balanced	Ivy VIP Growth
Ivy VIP Core Equity	Ivy VIP High Income
Ivy VIP Corporate Bond	Ivy VIP Science and Technology
Ivy VIP Global Growth	Ivy VIP Small Cap Growth

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLICO other assets and liabilities.

Contract owners may allocate some or all of applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of PLICO’s General Account.  The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations.  The Guaranteed Account’s balance as of December 31, 2020 was approximately $2.9 million.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Protective Life Insurance Company. As of December 31 2020, COVID-19 related impacts to Protective Life Insurance Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value.  The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.  Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares determined for each product using a weighted average cost basis and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the fund. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying fund.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underling product prospectus.

Net Transfers (to) from Affiliate or Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the General Account of PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from the estimates reported in the accompanying financial statements.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PL. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.

Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels and disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or non-financial assets valued on a non-recurring basis.

Financial assets recorded at fair value in the statement of assets and liabilities are categorized as follows:

•                  Level 1:  Unadjusted quoted prices for identical assets or liabilities in an active market.

•                  Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)             Quoted prices for similar assets in active markets

b)             Quoted prices for identical or similar assets in non-active markets

c)              Inputs other than quoted market prices that are observable

d)             Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                  Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for all financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020, are as follows:

	Purchases	Sales
Ivy VIP Asset Strategy	$183,819	$634,285
Ivy VIP Balanced	402,272	614,302
Ivy VIP Core Equity	491,446	1,147,415
Ivy VIP Corporate Bond	50,232	268,043
Ivy VIP Global Growth	30,130	326,761
Ivy VIP Government Money Market	1,069,402	994,884
Ivy VIP Growth	1,198,303	1,724,363
Ivy VIP High Income	197,493	176,619
Ivy VIP Science and Technology	1,038,783	1,448,600
Ivy VIP Small Cap Growth	77,016	772,558

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Expenses and Related Party Transactions

PLICO assumes mortality risks associated with the annuity contracts, as benefits paid to the contract owner or beneficiary may exceed contract value.  PLICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, PLICO assesses a daily charge through a reduction in unit value based on assets for mortality and expense risk which amounts to an aggregate of 1.25% per annum.  Additionally, PLICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 through a redemption of units on each contract anniversary, of each calendar year whether or not any purchase payments have been made during the year.  In addition to the annual contract charge, PLICO deducts an administrative fee through a reduction in unit value at an annual effective rate of 0.15% of the average daily net assets of each portfolio to compensate PLICO for expenses in administering the Advantage Gold Variable Account and the contract.

Proceeds payable on the redemption of units and early annuitizations are reduced by the amount of any applicable contingent deferred sales charge due to PLICO.  The percentage charged (0.00% to 7.00%) is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP Asset Strategy	1,580	17,498	(15,918)	727	33,569	(32,842)
Ivy VIP Balanced	8,505	23,867	(15,362)	1,435	26,672	(25,237)
Ivy VIP Core Equity	3,282	40,268	(36,986)	5,736	49,744	(44,008)
Ivy VIP Corporate Bond	1,395	13,398	(12,003)	787	10,825	(10,038)
Ivy VIP Global Growth	1,952	22,758	(20,806)	2,659	25,848	(23,189)
Ivy VIP Government Money Market	105,871	98,341	7,530	1,238	17,673	(16,435)
Ivy VIP Growth	2,318	55,296	(52,978)	2,562	52,712	(50,150)
Ivy VIP High Income	4,415	6,105	(1,690)	1,238	8,726	(7,488)
Ivy VIP Science and Technology	2,170	32,965	(30,795)	1,385	28,231	(26,846)
Ivy VIP Small Cap Growth	3,942	31,608	(27,666)	2,910	30,202	(27,292)

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Ivy VIP Asset Strategy:
2020	108	$36.709	$36.709	$3,967	1.90%	1.40%	1.40%	12.31%	12.31%
2019	124	32.687	32.687	4,055	2.00%	1.40%	1.40%	20.10%	20.10%
2018	157	27.217	27.217	4,270	1.86%	1.40%	1.40%	-6.75%	-6.75%
2017	176	29.188	29.188	5,138	1.57%	1.40%	1.40%	16.64%	16.64%
2016	197	25.023	25.023	4,930	0.57%	1.40%	1.40%	-3.91%	-3.91%
Ivy VIP Balanced:
2020	117	27.954	27.954	3,265	1.28%	1.40%	1.40%	12.54%	12.54%
2019	132	24.840	24.840	3,284	1.98%	1.40%	1.40%	20.41%	20.41%
2018	157	20.630	20.630	3,248	1.63%	1.40%	1.40%	-4.58%	-4.58%
2017	168	21.621	21.621	3,643	1.66%	1.40%	1.40%	9.84%	9.84%
2016	176	19.685	19.685	3,460	2.85%	1.40%	1.40%	0.62%	0.62%
Ivy VIP Core Equity:
2020	253	29.619	29.619	7,506	0.50%	1.40%	1.40%	19.84%	19.84%
2019	291	24.716	24.716	7,181	0.65%	1.40%	1.40%	29.28%	29.28%
2018	335	19.118	19.118	6,396	1.55%	1.40%	1.40%	-5.84%	-5.84%
2017	388	20.303	20.303	7,883	0.44%	1.40%	1.40%	19.09%	19.09%
2016	430	17.048	17.048	7,335	2.04%	1.40%	1.40%	2.31%	2.31%
Ivy VIP Corporate Bond:
2020	46	19.765	19.765	918	2.61%	1.40%	1.40%	9.43%	9.43%
2019	59	18.061	18.061	1,058	2.91%	1.40%	1.40%	10.63%	10.63%
2018	69	16.326	16.326	1,120	2.27%	1.40%	1.40%	-3.26%	-3.26%
2017	80	16.877	16.877	1,347	2.15%	1.40%	1.40%	2.58%	2.58%
2016	82	16.452	16.452	1,346	2.53%	1.40%	1.40%	2.60%	2.60%
Ivy VIP Global Growth:
2020	99	17.162	17.162	1,699	0.35%	1.40%	1.40%	18.91%	18.91%
2019	120	14.432	14.432	1,729	8.11%	1.40%	1.40%	24.19%	24.19%
2018	143	11.621	11.621	1,662	1.81%	1.40%	1.40%	-7.57%	-7.57%
2017	177	12.573	12.573	2,220	0.05%	1.40%	1.40%	22.81%	22.81%
2016	203	10.238	10.238	2,081	0.34%	1.40%	1.40%	-4.37%	-4.37%

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Ivy VIP Government Money Market:
2020	17	$10.024	$10.024	$169	0.29%	1.40%	1.40%	-1.02%	-1.02%
2019	9	10.127	10.127	95	2.56%	1.40%	1.40%	0.41%	0.41%
2018	26	10.086	10.086	261	1.50%	1.40%	1.40%	0.12%	0.12%
2017	27	10.074	10.074	275	0.61%	1.40%	1.40%	-0.80%	-0.80%
2016	29	10.155	10.155	292	0.14%	1.40%	1.40%	-1.25%	-1.25%
Ivy VIP Growth:
2020	270	34.484	34.484	9,302	0.00%	1.40%	1.40%	28.75%	28.75%
2019	323	26.784	26.784	8,644	0.56%	1.40%	1.40%	34.70%	34.70%
2018	373	19.884	19.884	7,414	0.10%	1.40%	1.40%	0.86%	0.86%
2017	456	19.714	19.714	8,995	0.26%	1.40%	1.40%	27.56%	27.56%
2016	517	15.455	15.455	7,988	0.59%	1.40%	1.40%	-0.17%	-0.17%
Ivy VIP High Income:
2020	44	28.167	28.167	1,229	6.63%	1.40%	1.40%	4.56%	4.56%
2019	45	26.937	26.937	1,221	7.07%	1.40%	1.40%	9.66%	9.66%
2018	53	24.565	24.565	1,297	6.46%	1.40%	1.40%	-3.47%	-3.47%
2017	60	25.449	25.449	1,538	5.51%	1.40%	1.40%	5.21%	5.21%
2016	72	24.189	24.189	1,751	7.06%	1.40%	1.40%	14.59%	14.59%
Ivy VIP Science and Technology:
2020	184	49.025	49.025	9,001	0.00%	1.40%	1.40%	33.49%	33.49%
2019	214	36.724	36.724	7,874	0.24%	1.40%	1.40%	47.42%	47.42%
2018	241	24.911	24.911	6,010	N/A	1.40%	1.40%	-6.55%	-6.55%
2017	282	26.658	26.658	7,513	0.92%	1.40%	1.40%	30.30%	30.30%
2016	322	20.459	20.459	6,597	N/A	1.40%	1.40%	0.14%	0.14%
Ivy VIP Small Cap Growth:
2020	164	30.194	30.194	4,961	0.00%	1.40%	1.40%	35.76%	35.76%
2019	192	22.240	22.240	4,269	N/A	1.40%	1.40%	21.67%	21.67%
2018	219	18.280	18.280	4,008	6.27%	1.40%	1.40%	-5.45%	-5.45%
2017	260	19.333	19.333	5,032	N/A	1.40%	1.40%	21.42%	21.42%
2016	287	15.922	15.922	4,562	N/A	1.40%	1.40%	1.50%	1.50%

(a)         This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets.  This ratio excludes the Expense Ratio.  N/A is noted if the fund did not pay any dividends.

(b)         This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges.  Charges that require redemption of contract owner units are excluded.

(c)          Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(8) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2020, and through the financial statement issuance date.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.